Debt - Summary of Credit Agreements (Details) $ in Thousands		1 Months Ended				12 Months Ended
	Aug. 12, 2021 USD ($)	May 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2022	Dec. 01, 2021	Nov. 30, 2021
Debt Instrument [Line Items]
Repayments of long-term debt						$ 205,040	$ 651,422	$ 377,334
Credit facility | Credit Facility
Debt Instrument [Line Items]
Debt instrument, term			5 years
Debt instrument, face amount			$ 175,000			175,000
Credit facility | Term Loan | Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount			$ 75,000
Draws of term loan		$ 75,000
Credit facility | Term Loan | Credit Facility | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			3.05%
Credit facility | Revolving Credit Facility | Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount			$ 75,000
Percentage of available borrowings under Revolving Loans available to be drawn in Euros			1
Percentage of contracted cash flows amount available for drawing under the Revolving Loans is based upon			0.50
Forward looking months basis			30 months
Proceeds from lines of credit		30,000
Repayments of lines of credit		30,000
Credit facility | Revolving Credit Facility | Credit Facility | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			3.15%
Credit facility | Revolving Credit Facility | ING Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount	$ 60,000
Line of credit facility, commitment fee percentage	0.98%
Proceeds from lines of credit			$ 25,000
Repayments of lines of credit		25,000
Credit facility | Revolving Credit Facility | ING Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.45%
Credit facility | Letter of Credit | Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount			$ 25,000
Percentage of available borrowings under Revolving Loans available to be drawn in Euros			0.50
Line of credit facility, commitment fee percentage			3.15%
$87.7 Million Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount						87,700
Debt instrument, interest rate, stated percentage				8.00%
Repayments of long-term debt				$ 87,700
$87.7 Million Subordinated Debt | Seajacks International Limited
Debt Instrument [Line Items]
Long-term debt assumed	$ 87,700
Debt instrument, interest rate, stated percentage									8.00%	5.50%	1.00%
$70.7 Million Redeemable Notes
Debt Instrument [Line Items]
Debt instrument, face amount						$ 70,700
Repayments of long-term debt		$ 53,000			$ 17,700
$70.7 Million Redeemable Notes | Seajacks International Limited
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage					5.50%		5.50%		8.00%
Subordinated redeemable notes	$ 70,700